                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-2677

                      (Investment Company Act File Number)

                   Federated Municipal Securities Fund, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  03/31/07

              Date of Reporting Period:  Fiscal year ended 3/31/07

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated Municipal Securities Fund, Inc.

Established 1976

ANNUAL SHAREHOLDER REPORT

March 31, 2007

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND FUND OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2007		2006		2005		2004		2003
Net Asset Value, Beginning of Period	$10.59		$10.65		$10.83		$10.75		$10.22
Income From Investment Operations:
Net investment income	0.46	[1]	0.46	[1]	0.45		0.43	[1]	0.47	[1]
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.06		(0.05)		(0.17)		0.08		0.53
TOTAL FROM INVESTMENT OPERATIONS	0.52		0.41		0.28		0.51		1.00
Less Distributions:
Distributions from net investment income	(0.46)		(0.47)		(0.46)		(0.43)		(0.47)
Net Asset Value, End of Period	$10.65		$10.59		$10.65		$10.83		$10.75
Total Return [2]	5.05%		3.93%		2.64%		4.88%		9.91%

Ratios to Average Net Assets:
Net expenses	1.15	% [3]	0.98	% [3]	0.93	% [3]	0.90	% [3]	0.91	% [3]
Net investment income	4.31%		4.28%		4.15%		4.04%		4.41%
Expense waiver/reimbursement [4]	0.14%		0.14%		0.14%		0.14%		0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$463,073		$436,026		$423,632		$467,681		$466,097
Portfolio turnover	23%		23%		28%		43%		51%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 Includes interest and trust expenses related to the Fund's participation in certain inverse floater structures of 0.30%, 0.14%, 0.08%, 0.05% and 0.06% for the years ended March 31, 2007, 2006, 2005, 2004 and 2003, respectively.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2007		2006		2005		2004		2003
Net Asset Value, Beginning of Period	$10.59		$10.65		$10.83		$10.75		$10.22
Income From Investment Operations:
Net investment income	0.36	[1]	0.37	[1]	0.38		0.34	[1]	0.37	[1]
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.07		(0.05)		(0.20)		0.08		0.53
TOTAL FROM INVESTMENT OPERATIONS	0.43		0.32		0.18		0.42		0.90
Less Distributions:
Distributions from net investment income	(0.37)		(0.38)		(0.36)		(0.34)		(0.37)
Net Asset Value, End of Period	$10.65		$10.59		$10.65		$10.83		$10.75
Total Return [2]	4.12%		3.01%		1.73%		3.95%		8.94%

Ratios to Average Net Assets:
Net expenses	2.04	% [3]	1.87	% [3]	1.82	% [3]	1.79	% [3]	1.80	% [3]
Net investment income	3.42%		3.38%		3.26%		3.15%		3.52%
Expense waiver/reimbursement [4]	0.00	% [5]	0.00	% [5]	0.00	% [5]	0.00	% [5]	--
Supplemental Data:
Net assets, end of period (000 omitted)	$25,129		$33,002		$43,150		$60,714		$77,381
Portfolio turnover	23%		23%		28%		43%		51%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 Includes interest and trust expenses related to the Fund's participation in certain inverse floater structures of 0.30%, 0.14%, 0.08%, 0.05% and 0.06% for the years ended March 31, 2007, 2006, 2005, 2004 and 2003, respectively.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2007		2006		2005		2004		2003
Net Asset Value, Beginning of Period	$10.59		$10.65		$10.83		$10.75		$10.22
Income From Investment Operations:
Net investment income	0.36	[1]	0.37	[1]	0.35		0.34	[1]	0.37	[1]
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.07		(0.05)		(0.17)		0.08		0.53
TOTAL FROM INVESTMENT OPERATIONS	0.43		0.32		0.18		0.42		0.90
Less Distributions:
Distributions from net investment income	(0.37)		(0.38)		(0.36)		(0.34)		(0.37)
Net Asset Value, End of Period	$10.65		$10.59		$10.65		$10.83		$10.75
Total Return [2]	4.13%		3.01%		1.73%		3.95%		8.94%

Ratios to Average Net Assets:
Net expenses	2.03	% [3]	1.87	% [3]	1.82	% [3]	1.79	% [3]	1.80	% [3]
Net investment income	3.43%		3.38%		3.26%		3.15%		3.52%
Expense waiver/reimbursement [4]	0.00	% [5]	0.00	% [5]	0.00	% [5]	0.00	% [5]	--
Supplemental Data:
Net assets, end of period (000 omitted)	$12,510		$13,739		$13,039		$14,486		$13,324
Portfolio turnover	23%		23%		28%		43%		51%

1 Per share numbers have been calculated using the average shares method.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 Includes interest and trust expenses related to the Fund's participation in certain inverse floater structures of 0.30%, 0.14%, 0.08%, 0.05% and 0.06% for the years ended March 31, 2007, 2006, 2005, 2004 and 2003, respectively.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2006 to March 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2006	Ending Account Value 3/31/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 1,017.80	$4.38
Class B Shares	$1,000	$1,013.30	$8.78
Class C Shares	$1,000	$1,013.40	$8.73
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.59	$4.38
Class B Shares	$1,000	$1,016.21	$8.80
Class C Shares	$1,000	$1,016.26	$8.75

1 Expenses are equal to the Fund's annualized current net expense ratios multiplied by the average account value over the period, multiplied by 182/365 (to reflect the most recent one-half year period). This table shows the expenses based on the Fund's current net expense ratios as if they had been in effect during the entire period. The annualized current net expense ratios are as follows:

Class A Shares	0.87%
Class B Shares	1.75%
Class C Shares	1.74%
	Beginning Account Value 10/1/2006	Ending Account Value 3/31/2007	Expenses Paid During Period [2]
Actual:
Class A Shares	$1,000	$1,017.80	$ 5.68
Class B Shares	$1,000	$1,013.30	$10.14
Class C Shares	$1,000	$1,013.40	$10.14
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.30	$ 5.69
Class B Shares	$1,000	$1,014.86	$10.15
Class C Shares	$1,000	$1,014.86	$10.15

2 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the most recent one-half year period). This table shows the actual expenses paid during the most recent one-half year period. The annualized net expense ratios in effect during the period were as follows:

Class A Shares	1.13%
Class B Shares	2.02%
Class C Shares	2.02%

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period was 5.05% for the fund's Class A Shares, 4.12% for the fund's Class B Shares, and 4.13% for the fund's Class C Shares. The total return of the Lehman Brother Municipal Bond Index, 1 the fund's benchmark index (LBMB), was 5.43% during the 12-month reporting period. The fund's total return for the most recent completed fiscal year reflected actual cash flows, transaction costs, and other expenses, which were not reflected in the total return of the LBMB.

The fund's investment strategy focused on: (a) the effective duration of its portfolio (which indicates the portfolio's sensitivity to changes in interest rates); (b) the selection of securities with different maturities (expressed by a yield curve showing the relative yield of similar securities with different maturities); (c) the allocation of the portfolio among securities of similar issuers (referred to as sectors); and (d) the credit rating of portfolio securities. 2 These were the most significant factors affecting the fund's performance relative to the LBMB.

The following discussion will focus on the performance of the fund's Class A Shares. The 5.05% total return for the Class A Shares for the reporting period consisted of 4.48% of tax-exempt dividends, and 0.57% appreciation in the net asset value of the shares. 3

1 The LBMB is a market value-weighted index for the long-term, tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa, an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated date after December 31, 1990, and must be at least one year from their maturity date. The LBMB is not adjusted to reflect sales charges, expenses and other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. The LBMB is unmanaged and unlike the fund, is not affected by cash flows. It is not possible to invest directly in an index.

2 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

3 Income may be subject to state and local taxes. The investment adviser normally (except as disclosed in the Fund's prospectus) will invest the Fund's assets entirely in securities whose interest is not subject to the alternative minimum tax for individuals and corporations (AMT), such that, normally, distributions of annual interest income are exempt from the AMT (in addition to the federal regular income tax). However, in certain circumstances (such as, for example, when there is a lack of supply of non-AMT securities or there are advantageous market conditions), to pursue the Fund's investment objective, the Fund's adviser may invest the Fund's assets in securities that may be subject to AMT. In such circumstances, interest from the Fund's investments may be subject to the AMT.

MARKET OVERVIEW

During the 12-month reporting period, tax-exempt municipal credit spreads, or the yield difference between AAA rated tax-exempt municipal bonds and bonds of lower credit quality and similar maturity, continued to tighten and decrease, and the tax-exempt municipal yield curve took on an unusually flat yield configuration. These market effects reflected an exhaustive demand for securities with higher yields and the desire for taxable investors to earn carry from the tax-exempt municipal yield curve, which, unlike the treasury yield curve, is not inverted. To "earn the carry" an investor can borrow at a lower short-term interest rate and invest the proceeds in a higher yielding longer term security when the yield has a positive slope. An inverted yield curve exists when the yield on a security with a short maturity is greater than the yield on a security with a longer maturity. Credit spreads also became tighter to a greater extent for BBB rated (or comparable quality) debt than for other investment grade rated (AAA, AA, A, or comparable quality) debt (meaning that the yield on the BBB rated debt improved to a greater extent than for other investment grade rated debt). 4 High-yield, tax-exempt municipal debt provided strong total returns once again as investors were attracted to the significantly higher yield provided by these issues.

Long-term interest rates, based on interest rates on ten-year treasury securities, in general, declined from a high of 5.25% in June of 2006 to a low of 4.43% in December 2006 and ended the reporting period at 4.64%. Interest rates showed some volatility as the bond market attempted to determine the extent of the strength of the U.S. economy and the Federal Reserve Board's (the "Fed") intentions concerning short-term interest rates. The generally low interest rate environment resulted in investors continuing to pursue lower-rated credits because of the additional yield they offer. As a result, certain revenue bond sectors outperformed the LBMB, such as hospitals, industrial development, and transportation projects.

4 Investment-grade securities are securities that are rated at least BBB or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least BBB or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.

The Fed raised short-term rates one last time during the reporting period bringing the Federal Funds Target Rate to 5.25% and then went on hold while maintaining the inflation risk bias in their economic assessment. This resulted in an additional flattening of the tax-exempt municipal yield curve with short-term interest rates rising and long-term interest rates actually declining (that is, while securities provided higher incremental income or yield as maturities became longer, the amount of the increase in incremental income was less or flattened).

DURATION 5

At the end of the reporting period, the fund's dollar-weighted average duration was 5.5 years. Duration management is a significant component of the fund's investment strategy. The shorter a fund's duration relative to an index, the less its net asset value will react as interest rates change. The fund adjusted duration relative to the LBMB several times over the reporting period to seek to take advantage of expectations concerning short-term interest rate movements. The fund's duration strategy provided a modest positive incremental return over the reporting period.

MATURITY

During the 12-month reporting period, the fund concentrated on purchasing tax-exempt bonds with maturities of 20 years and longer. These maturities provided the most attractive opportunities for yield because of the yield curve's flattening, but still positively sloping shape. A yield curve is considered positively sloping when the yield progressively increases as you move into longer maturities. Bonds with longer maturities (15 to 20 years and longer) provided better returns as the yield curve flattened and the yields on longer maturities decreased while bonds with shorter final maturities actually increased over the period. Even though the fund increased its holdings of bonds with 20-year and longer maturities, it was still underweighted relative to the LBMB, which had a negative impact on the relative performance of the fund during the reporting period.

5 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations. For purposes of this Management's Discussion of Fund Performance, duration is determined using a third-party analytical system.

SECTOR

During the 12-month reporting period, the fund allocated more of its portfolio to securities issued by hospitals, industrial development projects, and higher education institutions. The fund also allocated less of the portfolio to general obligation bonds issued by cities, states and school districts. These allocations helped the fund's performance due to the higher yields available in the overweighted sectors and the smaller increase in the price of general obligation bonds as compared to other sectors. The fund also allocated more of the portfolio to prerefunded tax exempt municipal bonds (bonds for which the principal and interest payments are secured or guaranteed by cash or US treasury securities held in an escrow account). The exposure to prerefunded bonds had a negative impact on performance due to the smaller increase in price of pre-refunded bonds as compared to other sectors.

CREDIT QUALITY

With the continued decrease in credit spreads, and the tightening of credit spreads to a greater extent for BBB rated (or comparable quality) debt, the fund's overweight, relative to the LBMB, in BBB rated debt during the reporting period benefited the fund's performance as the yield on BBB rated debt improved to a greater extent than for other investment-grade securities. Yield spreads between AAA rated and BBB rated municipal debt declined by 13 basis points for bonds with 20 years to maturity. However, the fund's minimal exposure to high-yield, tax-exempt municipal debt impacted performance negatively, as this sector of the market continued to perform well over the reporting period as the demand for high-yield, tax-exempt municipal debt increased.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Municipal Securities Fund, Inc. (Class A Shares) (the "Fund") from March 31, 1997 to March 31, 2007, compared to the Lehman Brothers Municipal Bond Index (LBMB) 2 and the Lipper General Municipal Debt Funds Average (LGMFA). 3

Average Annual Total Returns [4] for the Period Ended 3/31/2007
1 Year	0.31%
5 Years	4.29%
10 Years	4.53%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 4.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and the LGMFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBMB is a market value-weighted index for the long-term, tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa, an outstanding par value of at least $7 million and be issued as a part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated date after December 31, 1990, and must be at least one year from their maturity date. The LBMB is not adjusted to reflect sales charges, expenses and other fees that the SEC requires to be reflected in the fund's performance. The LBMB is unmanaged and unlike the fund, is not affected by cash flows. It is not possible to invest directly in an index.

3 The LGMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

4 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Municipal Securities Fund, Inc. (Class B Shares) (the "Fund") from March 31, 1997 to March 31, 2007, compared to the Lehman Brothers Municipal Bond Index (LBMB) 2 and the Lipper General Municipal Debt Funds Average (LGMFA). 3

Average Annual Total Returns [4] for the Period Ended 3/31/2007
1 Year	(1.38)%
5 Years	3.98%
10 Years	4.26%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50% as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemptions over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and LGMFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBMB is a market value-weighted index for the long-term, tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa, an outstanding par value of at least $7 million and be issued as a part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated date after December 31, 1990, and must be at least one year from their maturity date. The LBMB is not adjusted to reflect sales charges, expenses and other fees that the SEC requires to be reflected in the fund's performance. The LBMB is unmanaged and unlike the fund, is not affected by cash flows. It is not possible to invest directly in an index.

3 The LGMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

4 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Municipal Securities Fund, Inc. (Class C Shares) (the "Fund") from March 31, 1997 to March 31, 2007, compared to the Lehman Brothers Municipal Bond Index (LBMB) 2 and the Lipper General Municipal Debt Funds Average (LGMFA). 3

Average Annual Total Returns [4] for the Period Ended 3/31/2007
1 Year	3.13%
5 Years	4.32%
10 Years	4.09%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 1.00% as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and the LGMFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBMB is a market value-weighted index for the long-term, tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa, an outstanding par value of at least $7 million and be issued as a part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated date after December 31, 1990, and must be at least one year from their maturity date. The LBMB is not adjusted to reflect sales charges, expenses and other fees that the SEC requires to be reflected in the fund's performance. The LBMB is unmanaged and unlike the fund, is not affected by cash flows. It is not possible to invest directly in an index.

3 The LGMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

4 Total returns quoted reflect all applicable contingent deferred sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At March 31, 2007, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Insured	24.6%
Refunded	23.8%
Hospital	16.4%
Industrial Development Bond/Pollution Control Revenue	6.9%
Senior Care	6.3%
Water and Sewer	3.9%
Education	3.8%
General Obligation--State	3.8%
Electric and Gas	2.4%
General Obligation--Local	2.3%
Other [2]	8.2%
Other Assets and Liabilities--Net [3]	(2.4)%
TOTAL	100.0%

1 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third-party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector. Refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.

2 For purposes of this table, sector classifications constitute 94.2% of the Fund's total net assets. Remaining sectors have been aggregated under the designation "Other."

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

March 31, 2007

Principal Amount			Value
		MUNICIPAL BONDS--97.3%
		Alabama--1.4%
$1,000,000		Alabama Agricultural & Mechanical University, Revenue Bonds (Series 1998), 5.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.15%), 11/1/2016	$1,032,900
1,400,000		Camden, AL IDB, Exempt Facilities Revenue Refunding Bonds (Series 2003A), 6.125% (Weyerhaeuser Co.), 12/1/2024	1,531,572
3,000,000		Mobile County, AL IDA, IDRBs (Series 2000), 6.875% TOBs (Ipsco, Inc.), Mandatory Tender 5/1/2010	3,169,560
455,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 5.25% (Jackson Hospital & Clinic, Inc.), 3/1/2036	470,365
1,000,000		Tuscaloosa, AL, UT GO Warrants (Series 2000), 5.75% (Original Issue Yield: 5.90%), 1/1/2020	1,063,510
		TOTAL	7,267,907
		Arizona--0.8%
1,810,000		Show Low, AZ IDA, Hospital Revenue Bonds, 5.00% (Navapache Regional Medical Center)/(Radian Asset Assurance INS), 12/1/2030	1,883,486
2,000,000		Show Low, AZ IDA, Hospital Revenue Bonds, 5.00% (Navapache Regional Medical Center)/(Radian Asset Assurance INS), 12/1/2035	2,076,820
		TOTAL	3,960,306
		Arkansas--0.2%
1,000,000		Jefferson County, AR, Hospital Revenue Improvement and Refunding Bonds (Series 2001), 5.80% (Jefferson Regional Medical Center)/(Original Issue Yield: 5.90%), 6/1/2021	1,058,270
		California--7.1%
1,825,000		California Educational Facilities Authority, Revenue Bonds (Series 2005), 5.00% (California College of the Arts), 6/1/2030	1,884,166
1,000,000		California State, UT GO Bonds, 5.00%, 2/1/2023	1,050,860
1,585,000		California State, UT GO Bonds, 5.75% (United States Treasury PRF 5/1/2010@101), 5/1/2030	1,699,278
515,000		California State, UT GO Bonds, 5.75% (United States Treasury PRF 5/1/2010@101), 5/1/2030	552,132
Principal Amount			Value
		MUNICIPAL BONDS--continued
		California--continued
$915,000		California State, UT GO Bonds, 5.75% (United States Treasury PRF 5/1/2010@101), 5/1/2030	$982,362
235,000		California State, UT GO Bonds, 5.75%, 5/1/2030	251,018
3,000,000		California State, Various Purpose UT GO Bonds, 5.125% (Original Issue Yield: 5.16%), 4/1/2023	3,198,690
2,000,000		California State, Various Purpose UT GO Bonds, 5.25% (Original Issue Yield: 5.32%), 11/1/2025	2,141,040
1,495,000		California Statewide Communities Development Authority, COP, 6.00% (Sutter Health)/(FSA INS), 8/15/2013	1,582,622
1,930,000		California Statewide Communities Development Authority, COP, 6.00% (Sutter Health)/(FSA INS), 8/15/2015	2,053,076
1,500,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2007A), 5.00% (Kaiser Permanente), 4/1/2031	1,548,885
1,000,000		Golden State Tobacco Securitization Corp., CA, (Series A-4), 7.80% (United States Treasury PRF 6/1/2013@100), 6/1/2042	1,221,640
2,000,000	[1,2]	Golden State Tobacco Securitization Corp., CA, Municipal Securities Trust Certificates (Series 7043), 5.674% (Bear Stearns & Co., Inc. GTD), 6/1/2047	1,943,000
3,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.75% (United States Treasury PRF 6/1/2013@100)/(Original Issue Yield: 7.00%), 6/1/2039	3,495,360
1,500,000		Manhattan Beach, CA, COP (Series 2004), 5.00% (AMBAC INS), 1/1/2036	1,562,655
1,350,000		Poway, CA Unified School District, Special Tax Bonds (Series 2005), 5.125% (Community Facilities District No. 6 (4S Ranch))/(Original Issue Yield: 5.21%), 9/1/2035	1,375,353
1,000,000		Riverside, CA, 2003 COP (Riverside Public Financing Authority), 5.00% (AMBAC INS), 9/1/2028	1,045,150
2,400,000		Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds (Series 2007), 5.00%, 2/15/2028	2,605,536
1,000,000		Tustin, CA Unified School District, Community Facilities District #97-1, Sr. Lien Special Tax Bonds (Series 2002 A), 5.00% (FSA INS)/(Original Issue Yield: 5.06%), 9/1/2038	1,034,950
1,500,000		University of California, General Revenue Bonds, (Series A), 5.125% (AMBAC INS), 5/15/2020	1,611,030
2,500,000		University of California, Hospital Revenue Bonds (Series 2004A), 5.25% (UCLA Medical Center)/(AMBAC INS), 5/15/2030	2,649,475
		TOTAL	35,488,278
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Colorado--2.5%
$760,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004A), 5.25% (Evangelical Lutheran Good Samaritan Society)/(Original Issue Yield: 5.48%), 6/1/2034	$791,715
710,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2005), 5.25% (Evangelical Lutheran Good Samaritan Society), 6/1/2023	750,697
5,000,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.25% (Covenant Retirement Communities, Inc.), 12/1/2025	5,215,350
500,000		Douglas County, CO School District, Improvement UT GO Bonds (Series 2005B), 5.00% (FSA INS), 12/15/2030	526,415
4,000,000		Fort Collins, CO, PCR Refunding Bonds (Series 2007), 4.70% (Anheuser-Busch Cos., Inc.), 9/1/2040	3,961,880
495,000		Westminster, CO, Sales & Use Tax Revenue Refunding Bonds, (Series A), 5.60% (United States Treasury PRF 12/1/2007@102), 12/1/2016	510,974
505,000		Westminster, CO, Sales & Use Tax Revenue Refunding Bonds, (Series A), 5.60%, 12/1/2016	521,114
		TOTAL	12,278,145
		Connecticut--0.3%
600,000		Connecticut State HEFA, Revenue Bonds (Series 2005C), 5.125% (Eastern Connecticut Health Network)/(Radian Asset Assurance INS), 7/1/2030	631,914
1,000,000		New Haven, CT, UT GO Bonds, (Series B), 5.75% (United States Treasury PRF 11/1/2009@101)/(Original Issue Yield: 5.83%), 11/1/2018	1,061,470
		TOTAL	1,693,384
		Delaware--0.7%
800,000		Delaware Health Facilities Authority, Revenue Refunding Bonds (Series 2004A), 5.50% (Beebe Medical Center), 6/1/2024	853,048
2,500,000		Delaware State, UT GO (Series 2000A), 5.25% (United States Treasury PRF 4/1/2010@100)/(Original Issue Yield: 5.40%), 4/1/2016	2,614,225
		TOTAL	3,467,273
		District of Columbia--1.3%
5,000,000		District of Columbia, Ballpark Revenue Bonds (Series 2006B-1), 5.00% (FGIC INS), 2/1/2035	5,251,000
1,310,000		District of Columbia, Revenue Bonds (Series 2000A), 6.00% (World Wildlife Fund, Inc.)/(AMBAC INS), 7/1/2016	1,411,826
		TOTAL	6,662,826
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Florida--4.7%
$1,000,000		Broward County, FL Educational Facilities Authority, Educational Facilities Revenue Bonds (Series 2004B), 5.50% (Nova Southeastern University), 4/1/2024	$1,062,580
665,000		Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(Escrowed In Treasuries COL)/(Original Issue Yield: 9.173%), 6/1/2014	877,687
4,335,000		Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(Original Issue Yield: 9.173%), 6/1/2014	5,186,134
3,000,000		Florida State, UT GO Bonds, Broward County Expressway Authority, 10.00% (Escrowed In Treasuries COL)/(Original Issue Yield: 10.105%), 7/1/2014	3,859,620
500,000		Jupiter, FL, UT GO Bonds, 5.50%, 7/1/2021	574,955
1,015,000		Leon County, FL, COP, 5.00% (AMBAC INS), 7/1/2019	1,083,482
1,000,000		Miami-Dade County, FL Expressway Authority, Toll System Revenue Bonds, 6.00% (FGIC INS), 7/1/2013	1,077,730
1,060,000		Orange County, FL, Health Facilities Authority, Revenue Bonds (Series 1996A), 6.25% (Orlando Regional Healthcare System)/(United States Treasury COL)/(MBIA Insurance Corp. INS), 10/1/2023	1,213,636
3,500,000	[1,2]	South Broward Hospital District, FL, UBS Custodial Residual & Variable Securities (Series 07-1003), 6.00%, 11/1/2014	3,668,000
500,000		South Miami, FL Health Facilities Authority, Revenue Bonds, 5.25% (Baptist Health System of South Florida)/(Original Issue Yield: 5.52%), 11/15/2033	522,945
2,255,000		St. Johns County, FL IDA, First Mortgage Revenue Bonds (Series 2004A), 5.85% (Presbyterian Retirement Communities), 8/1/2024	2,448,637
1,765,000		St. Johns County, FL IDA, Health Care Revenue Refunding Bonds (Series 2007), 5.00% (Vicar's Landing), 2/15/2027	1,799,365
		TOTAL	23,374,771
		Georgia--1.6%
615,000		Atlanta, GA, Tax Allocation Bonds (Series 2005B), 5.60% (Eastside Tax Allocation District)/(Original Issue Yield: 5.65%), 1/1/2030	637,208
1,850,000		Bibb County, GA Development Authority, Revenue Bonds, (Series 1991 IR-1), 4.85% (Temple-Inland, Inc.), 12/1/2009	1,859,361
1,000,000		Chatham County, GA Hospital Authority, Hospital Improvement Revenue Bonds (Series 2004A), 5.75% (Memorial Health University Medical Center), 1/1/2029	1,087,790
2,000,000		Floyd County, GA Development Authority, Environmental Revenue Bonds, 5.70% (Temple-Inland, Inc.), 12/1/2015	2,094,120
2,000,000		Savannah, GA EDA, Revenue Bonds, 6.80% (Savannah College of Art and Design, Inc.)/(United States Treasury PRF 10/1/2009@102), 10/1/2019	2,179,780
		TOTAL	7,858,259
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Illinois--3.6%
$1,000,000		Chicago, IL Public Building Commission, Revenue Bonds, (Series A), 7.00% (Escrowed In Treasuries COL)/(Original Issue Yield: 7.125%), 1/1/2020	$1,275,110
1,500,000		Illinois Finance Authority, Revenue Refunding Bonds, 5.25% (OSF Health Care Systems)/(Original Issue Yield: 5.30%), 11/15/2023	1,574,370
3,750,000		Illinois Finance Authority, Revenue Bonds (Series 2006A), 5.00% (Illinois Institute of Technology), 4/1/2031	3,870,713
1,660,000		Illinois Finance Authority, Revenue Bonds (Series 2007), 5.00% (Newman Foundation at the University of Illinois)/(Radian Asset Assurance INS), 2/1/2032	1,715,942
2,750,000		Illinois Finance Authority, Revenue Bonds (Series 2007A), 5.00% (Bradley University)/(XL Capital Assurance Inc. INS), 8/1/2034	2,887,500
2,145,000		Illinois Finance Authority, Revenue Refunding Bonds (Series 2007), 5.00% (Loyola University), 7/1/2022	2,266,471
2,300,000		Illinois Health Facilities Authority, Revenue Bonds (Series 2006), 5.25% (Tabor Hills Supportive Living LLC), 11/15/2026	2,366,378
1,000,000		Illinois Health Facilities Authority, Revenue Bonds (Series 2006), 5.25% (Tabor Hills Supportive Living LLC), 11/15/2036	1,021,150
1,000,000		Illinois Sports Facility Authority, State Tax Supported Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.18%), 6/15/2032	1,039,930
		TOTAL	18,017,564
		Indiana--2.7%
1,000,000		Indiana Development Finance Authority, Environmental Improvement Revenue Bonds, 5.25% TOBs (Marathon Oil Corp.), Mandatory Tender 12/2/2011	1,068,600
3,000,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.25% (Baptist Homes of Indiana), 11/15/2035	3,135,210
2,000,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 2004A), 6.25% (Community Foundation of Northwest Indiana), 3/1/2025	2,172,280
1,000,000		Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, 5.25% (Floyd Memorial Hospital, IN)/(Original Issue Yield: 5.50%), 2/15/2022	1,018,880
2,200,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2004A), 5.375% (Deaconess Hospital)/(AMBAC INS), 3/1/2029	2,360,578
1,500,000		Indiana State Office Building Commission Capitol Complex, Revenue Bonds (Series 1990A: Senate Avenue Parking Facility), 7.40% (MBIA Insurance Corp. INS)/(Original Issue Yield: 7.488%), 7/1/2015	1,828,485
2,000,000		St. Joseph County, IN Hospital Authority, Health Facilities Revenue Bonds (Series 2005), 5.375% (Madison Center Obligated Group), 2/15/2034	2,075,880
		TOTAL	13,659,913
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Iowa--0.4%
$1,000,000		Iowa Finance Authority, Health Facilities Development Revenue Refunding Bonds (Series 2006A), 5.50% (Care Initiatives), 7/1/2025	$1,050,960
1,000,000		Scott County, IA, Revenue Refunding Bonds (Series 2004), 5.625% (Ridgecrest Village), 11/15/2018	1,036,590
		TOTAL	2,087,550
		Kansas--0.5%
1,315,000		Butler County, KS Union School District No. 490, Improvement UT GO Bonds (Series 2005B), 5.00% (FSA INS), 9/1/2029	1,390,823
1,150,000		University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.50% (KU Health System)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 5.62%), 9/1/2022	1,247,244
		TOTAL	2,638,067
		Kentucky--0.2%
1,000,000		Murray, KY, Hospital Facilities Revenue Refunding Bonds (Series 2007), 5.125% (Murray-Calloway County Public Hospital Corp.)/(Original Issue Yield: 4.65%), 8/1/2037	1,034,910
		Louisiana--0.7%
505,000		Louisiana Public Facilities Authority, FHA INS Mortgage Revenue Bonds, 5.25% (Baton Rouge General Medical Center)/(MBIA Insurance Corp. INS), 7/1/2033	535,558
3,000,000		St. James Parish, LA, Solid Waste Disposal Revenue Bonds, 7.70% (IMC Phosphates Co.)/(Original Issue Yield: 7.75%), 10/1/2022	3,073,650
		TOTAL	3,609,208
		Maine--0.8%
1,800,000	[3]	Maine State Housing Authority, Mortgage Revenue Bonds (Series 2006G), 4.625%, 11/15/2031	1,766,524
1,820,000	[3]	Maine State Housing Authority, Mortgage Revenue Bonds (Series 2006G), 4.70%, 11/15/2037	1,786,152
645,000		Maine State Turnpike Authority, Revenue Bonds, 5.00% (FSA INS), 7/1/2027	678,579
		TOTAL	4,231,255
		Maryland--0.2%
250,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A), 5.25% (King Farm Presbyterian Retirement Community), 1/1/2027	256,895
650,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A), 5.30% (King Farm Presbyterian Retirement Community)/(Original Issue Yield: 5.35%), 1/1/2037	667,329
		TOTAL	924,224
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Massachusetts--4.7%
$5,000,000		Commonwealth of Massachusetts, UT GO Bonds (Series 2000B), 6.00% (United States Treasury PRF 6/1/2010@100), 6/1/2016	$5,349,950
1,830,000		Massachusetts Bay Transportation Authority General Transportation System, Special Assessment Bonds, 5.75% (United States Treasury PRF 7/1/2010@100), 7/1/2016	1,947,321
170,000		Massachusetts Bay Transportation Authority General Transportation System, Special Assessment Bonds, 5.75%, 7/1/2016	180,202
2,000,000		Massachusetts HEFA, Revenue Bonds (Series 2004A), 6.375% (Northern Berkshire Health System)/(Original Issue Yield: 6.60%), 7/1/2034	2,129,360
790,000		Massachusetts HEFA, Revenue Bonds (Series 2002D), 6.35% (Milford Regional Medical Center)/(United States Treasury PRF 7/15/2012@101)/(Original Issue Yield: 6.38%), 7/15/2032	890,543
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2002D), 6.50% (Milford Regional Medical Center)/(United States Treasury PRF 7/15/2012@101), 7/15/2023	1,134,390
4,550,000		Massachusetts HEFA, Revenue Bonds (Series 2005E), 5.00% (Emerson Hospital)/(Radian Asset Assurance INS), 8/15/2025	4,726,358
2,000,000		Massachusetts State Development Finance Agency, Revenue Bonds, 5.00% (Seven Hills Foundation & Affiliates)/(Radian Asset Assurance INS), 9/1/2035	2,070,780
40,000		Massachusetts Water Pollution Abatement Trust Pool, Program Bonds (Series 6) Revenue Bonds Unrefunded, 5.25% (Original Issue Yield: 5.50%), 8/1/2019	42,126
430,000		Massachusetts Water Pollution Abatement Trust Pool, Program Revenue Bonds (Series 10), 5.00% (United States Treasury PRF 8/1/2014@100), 8/1/2034	464,400
70,000		Massachusetts Water Pollution Abatement Trust Pool, Program Revenue Bonds (Series 10), 5.00%, 8/1/2034	73,248
2,460,000		Massachusetts Water Pollution Abatement Trust Pool, Program Series 6 Revenue Bonds Prerefunded, 5.25% (United States Treasury PRF 8/1/2010@101)/(Original Issue Yield: 5.50%), 8/1/2019	2,605,042
1,000,000		Springfield, MA, UT GO Refunding Bonds, 5.00% (FSA INS)/(Original Issue Yield: 5.12%), 11/15/2018	1,031,140
1,000,000		Sterling, MA, UT GO Bonds, 6.00% (FGIC INS), 2/15/2020	1,072,830
		TOTAL	23,717,690
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Michigan--4.4%
$2,090,000		Cornell Township MI, Economic Development Corp., Revenue Refunding Bonds, 5.875% (MeadWestvaco Corp.)/(United States Treasury PRF 5/1/2012@100), 5/1/2018	$2,299,940
2,515,000		Delta County, MI Economic Development Corp., Environmental Improvement Revenue Refunding Bonds (Series A), 6.25% (MeadWestvaco Corp.)/(United States Treasury PRF 4/15/2012@100), 4/15/2027	2,803,797
1,000,000		Dexter, MI Community Schools, UT GO Bonds, 5.10% (FGIC INS), 5/1/2018	1,097,690
500,000		Gaylord, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 6.20% (Otsego Memorial Hospital Obligated Group)/(Original Issue Yield: 6.45%), 1/1/2025	522,570
150,000		Gaylord, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 6.50% (Otsego Memorial Hospital Obligated Group)/(Original Issue Yield: 6.70%), 1/1/2037	157,113
2,000,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 6.00% (Metropolitan Hospital), 7/1/2035	2,193,920
2,390,000		Michigan Municipal Bond Authority, Revenue Bonds (Series 2000), 5.875% (Clean Water Revolving Fund)/(United States Treasury PRF 10/1/2010@101), 10/1/2015	2,584,427
2,595,000		Michigan Municipal Bond Authority, Revenue Bonds (Series 2000), 5.875% (Drinking Water Revolving Fund)/(United States Treasury PRF 10/1/2010@101), 10/1/2015	2,801,666
1,500,000		Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2002A), 6.00% (Oakwood Obligated Group), 4/1/2022	1,641,120
1,000,000		Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Series 2002A), 5.50% (Crittenton Hospital, MI)/(Original Issue Yield: 5.67%), 3/1/2022	1,062,140
1,000,000		Michigan State Strategic Fund, Revenue Refunding PCRBs (Series C), 5.45% (Detroit Edison Co.), 9/1/2029	1,044,490
2,000,000		Michigan State, Environmental Protection Program UT GO Bonds, 5.25% (United States Treasury PRF 11/1/2010@100)/(Original Issue Yield: 5.34%), 11/1/2018	2,106,580
1,000,000		Northern Michigan University, Revenue Bonds, 5.125% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.35%), 12/1/2020	1,022,080
680,000		Otsego, MI Public School District, School Building & Site UT GO Bonds, 5.00% (United States Treasury PRF 5/1/2014@100), 5/1/2034	732,442
		TOTAL	22,069,975
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Minnesota--0.2%
$1,000,000		St. Paul, MN Housing & Redevelopment Authority, Revenue Bonds (Series 1997A), 5.70% (Health East, Inc.)/(Original Issue Yield: 5.756%), 11/1/2015	$1,026,300
		Mississippi--1.4%
5,000,000		Mississippi Business Finance Corp., Gulf Opportunity Zone IDRBs (Series 2006), 4.55% (Northrop Grumman Corp.), 12/1/2028	4,976,500
2,050,000		Mississippi Business Finance Corp., Refunding PCRBs, 5.90% (System Energy Resources, Inc.)/(Original Issue Yield: 5.93%), 5/1/2022	2,071,894
		TOTAL	7,048,394
		Missouri--0.4%
605,000	[1]	Kansas City, MO IDA, MFH Revenue Bonds, 6.70% (Woodbridge Apartments Project), 8/1/2015	602,259
1,335,000		Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2005A), 5.00% (Branson, MO), 6/1/2035	1,375,531
		TOTAL	1,977,790
		Nebraska--0.8%
4,000,000		Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds (Series 2006E), 5.05% (GNMA Home Mortgage Program COL), 9/1/2028	4,108,880
		Nevada--0.4%
1,000,000		Henderson, NV, Health Facility Revenue Bonds (Series 2004A), 5.625% (Catholic Healthcare West)/(Original Issue Yield: 5.72%), 7/1/2024	1,076,570
250,000		Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 5.10% (Falls at Lake Las Vegas LID No. T-16)/(Original Issue Yield: 5.15%), 3/1/2022	252,387
600,000		Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 5.125% (Falls at Lake Las Vegas LID No. T-16)/(Original Issue Yield: 5.20%), 3/1/2025	605,202
		TOTAL	1,934,159
		New Hampshire--0.4%
1,685,000		New Hampshire Higher Educational & Health Facilities Authority, Healthcare System Revenue Bonds (Series 2004), 5.375% (Covenant Health Systems)/(Original Issue Yield: 5.50%), 7/1/2024	1,792,402
		New Jersey--1.7%
1,100,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 5.75% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 5.75%), 11/1/2024	1,186,031
650,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, (Series 2005A), 5.50% (Children's Specialized Hospital), 7/1/2030	686,549
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New Jersey--continued
$1,500,000		Newark, NJ Housing Authority, Revenue Bonds (Series 2004), 5.25% (Port Authority-Port Newark Marine Terminal)/(United States Treasury PRF 1/1/2014@100), 1/1/2022	$1,631,175
5,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Bonds (Series 2007-1), 5.00%, 6/1/2029	4,934,350
		TOTAL	8,438,105
		New York--10.3%
700,000		Albany County, NY IDA, IDRBs (Series 2004A), 5.625% (Albany College of Pharmacy), 12/1/2034	746,116
2,000,000		Hempstead Town, NY IDA, Civic Facility Revenue Bonds, 5.00% (Adelphi University), 10/1/2035	2,088,680
2,000,000		Hempstead Town, NY IDA, Civic Facility Revenue Bonds, 5.25% (Hofstra University), 7/1/2018	2,115,420
4,000,000		New York City, NY IDA, CPI PILOT Revenue Bonds (Series 2006), 2.896% (Yankee Stadium LLC)/(FGIC INS), 3/1/2021	3,928,280
3,000,000	[1]	New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC), 3/1/2015	3,184,020
3,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Fiscal 2005 Series C), 5.00%, 6/15/2030	3,156,480
3,000,000		New York City, NY Transitional Finance Authority, Revenue Bonds (Series 2000C), 5.50% (United States Treasury PRF 5/1/2010@101)/(Original Issue Yield: 5.68%), 11/1/2020	3,192,750
1,775,000		New York City, NY, UT GO Bonds (Fiscal 2003 Series J), 5.50% (United States Treasury PRF 6/1/2013@100), 6/1/2023	1,949,696
210,000		New York City, NY, UT GO Bonds (Fiscal 2003 Series J), 5.50%, 6/1/2023	226,701
3,000,000	[1,2]	New York State Dormitory Authority, Municipal Securities Trust Certificates (Series 7041), 5.32% (New York Hospital Medical Center of Queens)/(FHA INS), 8/15/2037	3,140,160
2,000,000		New York State Dormitory Authority, Revenue Bonds (Series 2007A), 5.00% (NYU Hospitals Center), 7/1/2036	2,044,960
2,500,000		New York State Dormitory Authority, Revenue Bonds (Series A), 5.50% (University of Rochester, NY)/(Original Issue Yield: 5.60%), 7/1/2016	2,624,825
5,000,000		New York State Dormitory Authority, Revenue Bonds, 6.00% (State University of New York)/(MBIA Insurance Corp. INS), 5/15/2016	5,399,250
1,510,000		New York State Environmental Facilities Corp., Clean Water & Drinking Revenue Bonds, 5.25% (Escrowed In Treasuries COL), 6/15/2014	1,553,216
990,000		New York State Environmental Facilities Corp., Clean Water & Drinking Revenue Bonds, 5.25%, 6/15/2014	1,018,096
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New York--continued
$4,000,000		New York State Thruway Authority, Local Highway & Bridge Service Contract Revenue Bonds (Series A-2), 5.375% (New York State)/(United States Treasury PRF 4/1/2008@101), 4/1/2016	$4,109,120
1,015,000		Suffolk County, NY Water Authority, Water System Revenue Bonds (Series 1994), 6.00% (Escrowed In Treasuries COL), 6/1/2014	1,146,412
1,985,000		Suffolk County, NY Water Authority, Water System Revenue Bonds (Series 1994), 6.00% (MBIA Insurance Corp. INS), 6/1/2014	2,235,606
2,000,000		TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (Series 2006-1), 5.00% (Original Issue Yield: 5.125%), 6/1/2026	2,028,660
5,320,000		Triborough Bridge & Tunnel Authority, NY, General Purpose Revenue Bonds (Series 1999B), 5.75% (Escrowed In Treasuries COL), 1/1/2015	5,692,028
		TOTAL	51,580,476
		North Carolina--1.1%
500,000		Charlotte, NC, Water & Sewer UT GO Bonds, 5.00% (United States Treasury PRF 2/1/2008@102)/(Original Issue Yield: 5.10%), 2/1/2023	515,355
3,000,000		North Carolina Eastern Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series D), 5.125% (Original Issue Yield: 5.25%), 1/1/2023	3,117,000
1,600,000		North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80% (Arc of North Carolina Projects), 10/1/2034	1,728,864
		TOTAL	5,361,219
		Ohio--4.2%
1,700,000		Cleveland, OH Municipal School District, UT GO Bonds, 5.25% (FSA INS), 12/1/2024	1,836,731
400,000		Franklin County, OH Health Care Facilities, Improvement Revenue Bonds (Series 2005A), 5.125% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.25%), 7/1/2035	412,592
3,000,000		Franklin County, OH Health Care Facilities, Revenue Refunding Bonds, 5.50% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.64%), 7/1/2017	3,059,130
4,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00% (Cleveland Electric Illuminating Co.), 12/1/2013	4,086,040
1,345,000		Ohio State Building Authority, Revenue Bonds (Series 2002A), 5.00% (Adult Correctional Building Fund Projects), 4/1/2022	1,407,919
4,135,000		Ohio State, Infrastructure Improvement UT GO Bonds (Series 1999A), 5.75% (United States Treasury PRF 2/1/2010@101), 2/1/2017	4,405,553
5,500,000		Ohio State, Infrastructure Improvement UT GO Bonds (Series A), 5.50% (United States Treasury PRF 2/1/2010@101)/(Original Issue Yield: 5.65%), 2/1/2019	5,823,125
		TOTAL	21,031,090
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Oklahoma--0.2%
$1,000,000		Tulsa, OK Industrial Authority, Revenue Bonds, (Series A), 6.00% (University of Tulsa)/(MBIA Insurance Corp. INS), 10/1/2016	$1,125,840
		Oregon--0.3%
1,500,000		Clackamas County, OR Hospital Facilities Authority, Revenue Refunding Bonds (Series 2001), 5.25% (Legacy Health System)/(Original Issue Yield: 5.50%), 5/1/2021	1,570,005
		Pennsylvania--6.3%
3,000,000		Allegheny County, PA HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny Health System)/(Original Issue Yield: 9.70%), 11/15/2030	3,547,170
1,280,000		Allegheny County, PA HDA, Revenue Refunding Bonds (Series 1998A), 5.125% (Jefferson Regional Medical Center, PA)/(Original Issue Yield: 5.40%), 5/1/2029	1,282,957
1,085,000		Allegheny County, PA IDA, Environmental Improvement Revenue Refunding Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	1,149,514
2,000,000		Allegheny County, PA, Refunding UT GO Notes (C-59B), 4.141% (FSA INS), 11/1/2026	2,003,000
3,500,000		Cumberland County, PA Municipal Authority, Revenue Bonds (Series 2007A), 5.00% (Diakon Lutheran Social Ministries), 1/1/2036	3,594,920
8,000,000	[3]	Delaware Valley, PA Regional Finance Authority, Revenue Bonds, 5.750%, 7/1/2017	9,095,360
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.00% (UPMC Health System)/(Original Issue Yield: 6.10%), 1/15/2022	1,082,660
5,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.25% (UPMC Health System), 1/15/2016	5,462,500
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.25% (Philadelphia University)/(Original Issue Yield: 5.32%), 6/1/2032	1,036,780
2,000,000		Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds, 5.13% (Indiana University of PA)/(XL Capital Assurance Inc. INS), 7/1/2039	2,131,500
1,000,000		Pittsburgh & Allegheny County PA Public Auditorium Hotel Room Authority, Public Auditorium Hotel Room Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.15%), 2/1/2017	1,037,970
		TOTAL	31,424,331
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Puerto Rico--1.0%
$4,500,000		Puerto Rico Electric Power Authority, Revenue Bonds (Series II), 5.25% (XL Capital Assurance Inc. INS)/(Original Issue Yield: 5.27%), 7/1/2022	$4,846,950
		Rhode Island--0.6%
340,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds, 6.38% (Lifespan Obligated Group)/(Original Issue Yield: 6.58%), 8/15/2021	372,150
2,160,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds, 6.38% (Lifespan Obligated Group)/(United States Treasury PRF 8/15/2012@100)/(Original Issue Yield: 6.58%), 8/15/2021	2,435,832
		TOTAL	2,807,982
		South Carolina--3.7%
3,000,000		Kershaw County, SC Public Schools Foundation, Installment Purchase Revenue Bonds (Series 2006), 5.00% (Kershaw County, SC School District)/(CDC IXIS Financial Guaranty N.A. INS), 12/1/2030	3,152,400
1,395,000		Lexington County, SC Health Services District, Inc., Hospital Revenue Bonds (Series 2004), 6.00% (Lexington Medical Center), 5/1/2019	1,542,968
2,850,000		South Carolina Jobs-EDA, EDRBs, (Series 2002A), 5.50% (Bon Secours Health System)/(Original Issue Yield: 5.75%), 11/15/2023	3,020,572
2,795,000		South Carolina Jobs-EDA, Health System Revenue Bonds (Series A), 5.625% (Bon Secours Health System)/(Original Issue Yield: 5.84%), 11/15/2030	2,970,973
1,890,000		South Carolina Jobs-EDA, Senior Lien Revenue Bonds (Series 2007A), 4.70% (Burroughs & Chapin Multi-County Business Park)/(Radian Asset Assurance INS), 4/1/2035	1,893,591
5,470,000		South Carolina Jobs-EDA, Student Housing Revenue Refunding Bonds (Series 2005A), 5.00% (Coastal Housing Foundation LLC)/(CDC IXIS Financial Guaranty N.A. INS), 4/1/2035	5,704,390
		TOTAL	18,284,894
		South Dakota--1.0%
2,225,000		South Dakota Housing Development Authority, Home Ownership Mortgage Revenue Bonds (Series 2002C), 5.35%, 5/1/2022	2,399,217
2,420,000		South Dakota Housing Development Authority, Multiple Purpose Revenue Bonds (Series 2002A), 5.15% (FSA INS), 11/1/2020	2,527,448
		TOTAL	4,926,665
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Tennessee--1.4%
$1,000,000		Harpeth Valley Utilities District, TN, Revenue Bonds, 5.05% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.08%), 9/1/2020	$1,019,580
1,880,000		Shelby County, TN Health Education & Housing Facilities Board, Hospital Revenue Bonds, 6.50% (Methodist Healthcare)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 6.57%), 9/1/2021	2,137,278
1,120,000		Shelby County, TN Health Education & Housing Facilities Board, Hospital Revenue Bonds, 6.50% (Methodist Healthcare)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 6.57%), 9/1/2021	1,273,272
935,000		Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25% (Wellmont Health System)/(United States Treasury PRF 9/1/2012@101)/(Original Issue Yield: 6.45%), 9/1/2022	1,047,490
1,565,000		Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25% (Wellmont Health System)/(United States Treasury PRF 9/1/2012@101)/(Original Issue Yield: 6.45%), 9/1/2022	1,753,285
		TOTAL	7,230,905
		Texas--7.0%
4,600,000		Austin, TX Electric Utility System, Revenue Refunding Bonds, 5.25% (United States Treasury PRF 5/15/2013@100), 11/15/2022	4,976,878
1,000,000		Bexar County, Health Facilities Development Corp., Revenue Refunding Bonds (Series 2007), 5.00% (Army Retirement Residence Foundation), 7/1/2027	1,029,860
1,160,000		Bexar County, Health Facilities Development Corp., Revenue Refunding Bonds (Series 2007), 5.00% (Army Retirement Residence Foundation), 7/1/2037	1,186,077
2,000,000		Comal County, TX HFDC, Revenue Bonds (Series 2002A), 6.125% (McKenna Memorial Hospital)/(Original Issue Yield: 6.28%), 2/1/2022	2,158,120
1,000,000		Comal, TX ISD, Refunding UT GO Bonds (Series 2005A), 5.00% (PSFG GTD), 2/1/2025	1,041,500
3,000,000		Dallas, TX, Revenue Refunding Bonds (Series 2007), 4.50% (Dallas, TX Waterworks & Sewer System)/(AMBAC INS)/(Original Issue Yield: 4.56%), 10/1/2036	2,951,820
3,000,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 7.00% (Wise Regional Health System)/(Original Issue Yield: 7.125%), 9/1/2025	3,291,990
1,000,000		Granbury, TX ISD, Refunding UT GO Bonds, 5.00% (PSFG GTD), 8/1/2027	1,052,840
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Texas--continued
$2,200,000		Harris County, TX HFDC, Hospital Revenue Bonds, (Series 1997A), 6.00% (Memorial Hospital System)/(MBIA Insurance Corp. INS), 6/1/2011	$2,392,830
4,000,000		Harris County, TX HFDC, Hospital Revenue Bonds, (Series 1997A), 6.00% (Memorial Hospital System)/(MBIA Insurance Corp. LOC), 6/1/2012	4,419,120
1,000,000		La Feria, TX ISD, School Building UT GO Bonds, 5.00% (PSFG GTD), 2/15/2037	1,044,940
600,000		Matagorda County, TX Navigation District No. 1, COL Revenue Refunding Bonds, 5.60% (Centerpoint Energy Houston Electric), 3/1/2027	637,050
1,000,000		North Central Texas HFDC, Revenue Refunding Bonds, 6.25% (Baylor Health Care System)/(United States Treasury COL), 5/15/2010	1,074,240
2,300,000		Port of Corpus Christi, TX IDC, Revenue Refunding Bonds (Series C), 5.40% (Valero Energy Corp.), 4/1/2018	2,371,622
2,165,000		Richardson, TX Hospital Authority, Refunding & Improvement Hospital Revenue Bonds, 5.875% (Richardson Regional Medical Center)/(Original Issue Yield: 6.05%), 12/1/2024	2,350,302
1,000,000		Sabine River Authority, TX, PCR Refunding Bonds (Series 2001C), 5.20% (TXU Energy Co. LLC), 5/1/2028	1,013,080
1,000,000		Sam Rayburn, TX Municipal Power Agency, Revenue Refunding Bonds (Series 2002A), 6.00%, 10/1/2021	1,058,420
1,000,000		Texas Water Development Board, State Revolving Funds Revenue Bonds, (Series B), 5.00% (Original Issue Yield: 5.28%), 7/15/2019	1,013,390
		TOTAL	35,064,079
		Utah--3.6%
13,500,000		Salt Lake City, UT Hospital Authority, Hospital Revenue Refunding Bonds (Series A), 8.125% (IHC Hospitals Inc., UT)/(Escrowed In Treasuries COL)/(Original Issue Yield: 8.17%), 5/15/2015	15,751,125
2,000,000		Utah County, UT IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	2,109,220
		TOTAL	17,860,345
		Vermont--0.7%
2,295,000		Vermont Educational and Health Buildings Financing Agency, Revenue Refunding Bonds, 5.50% (Norwich University)/(United States Treasury PRF 7/1/2008@101)/(Original Issue Yield: 5.62%), 7/1/2018	2,367,476
1,165,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Series 2003A), 5.375% (Vermont Law School)/(Original Issue Yield: 5.60%), 1/1/2023	1,203,829
		TOTAL	3,571,305
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Virginia--3.2%
$3,000,000		Chesapeake, VA IDA, PCRBs, 5.25% (Virginia Electric & Power Co.), 2/1/2008	$3,001,800
5,000,000		Richmond, VA, UT GO Bonds, 5.50% (FSA INS)/(Original Issue Yield: 5.58%), 1/15/2018	5,346,050
3,000,000		Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625% (Original Issue Yield: 5.78%), 6/1/2037	3,207,240
3,900,000		Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 2003), 6.00% (Brinks Co.), 4/1/2033	4,230,330
		TOTAL	15,785,420
		Washington--3.5%
1,000,000		Seattle, WA Water System, Revenue Bonds (Series 1999), 5.25%, 3/1/2013	1,029,740
1,365,000		Seattle, WA, Refunding & Improvement LT GO Bonds (Series 2002), 5.00% (Original Issue Yield: 5.14%), 7/1/2020	1,440,921
1,235,000		Skagit County, WA Public Hospital District No. 1, Revenue Bonds (Series 2005), 5.50% (Skagit Valley Hospital), 12/1/2030	1,293,848
1,000,000		Vancouver, WA, LT GO Bonds (Series 2003), 5.00% (AMBAC INS), 12/1/2029	1,044,870
5,595,000		Washington State Convention & Trade Center, Lease Revenue COP, 5.125% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.30%), 7/1/2013	5,765,480
6,675,000		Washington State, UT GO Bonds, (Series A), 5.625% (Original Issue Yield: 5.66%), 7/1/2022	7,075,500
		TOTAL	17,650,359
		Wisconsin--4.5%
1,000,000		Marinette County, WI, UT GO Refunding Bonds, 6.50% (FGIC INS), 9/1/2018	1,089,120
1,705,000		Wisconsin Housing & EDA, Housing Revenue Bonds (Series 2002C), 5.35% (MBIA Insurance Corp. INS), 11/1/2022	1,755,656
1,090,000		Wisconsin State Clean Water, Revenue Bonds (Series 1), 5.00% (Original Issue Yield: 5.14%), 6/1/2020	1,128,455
5,500,000		Wisconsin State HEFA, Revenue Refunding Bonds, 5.75% (Wheaton Franciscan HealthCare)/(United States Treasury PRF 2/15/2012@101)/(Original Issue Yield: 5.96%), 8/15/2025	6,008,420
300,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.50% (Blood Center of Wisconsin, Inc.)/(Original Issue Yield: 5.583%), 6/1/2024	318,945
430,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.75% (Blood Center of Wisconsin, Inc.)/(Original Issue Yield: 5.82%), 6/1/2034	465,884
2,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.75% (Fort Healthcare, Inc.)/(Original Issue Yield: 5.84%), 5/1/2029	2,167,820
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Wisconsin--continued
$1,340,000		Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.75% (Beaver Dam Community Hospitals, Inc.)/(Original Issue Yield: 6.95%), 8/15/2034	$1,463,293
2,650,000		Wisconsin State HEFA, Revenue Bonds (Series 2005), 5.25% (Vernon Memorial Healthcare, Inc.)/(Original Issue Yield: 5.28%), 3/1/2035	2,715,402
1,940,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (SynergyHealth, Inc.)/(Original Issue Yield: 6.10%), 11/15/2023	2,107,655
1,630,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (Agnesian Healthcare, Inc.)/(Original Issue Yield: 6.15%), 7/1/2030	1,726,773
1,250,000		Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.125% (Marshfield Clinic, WI), 2/15/2026	1,302,863
500,000		Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.375% (Marshfield Clinic, WI), 2/15/2034	527,950
		TOTAL	22,778,236
		Wyoming--0.6%
2,000,000		Sweetwater County, WY, Solid Waste Disposal Revenue Refunding Bonds (Series 2005), 5.60% (FMC Corp.), 12/1/2035	2,126,080
1,000,000		University of Wyoming, University Facilities Improvement Revenue Bonds, 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.70%), 6/1/2019	1,036,500
		TOTAL	3,162,580
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $463,363,828)	487,488,486
		SHORT-TERM MUNICIPALS--5.1% [4]
		New York--3.2%
9,300,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2006 Series AA-1) Daily VRDNs (CALSTRS (California State Teachers' Retirement System) and State Street Bank and Trust Co. LIQs), 3.750%, 4/2/2007	9,300,000
2,700,000		New York City, NY Municipal Water Finance Authority, (Series 2003 C-1) Daily VRDNs (State Street Bank and Trust Co. LIQ), 3.760%, 4/2/2007	2,700,000
4,195,000		New York City, NY, (Fiscal 2006 Series I-5) Daily VRDNs (CALPERS (California Public Employees Retirement System) LOC), 3.750%, 4/2/2007	4,195,000
		TOTAL	16,195,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [4]
		Pennsylvania--1.0%
$1,250,000		Philadelphia, PA Authority for Industrial Development Daily VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC), 3.760%, 4/2/2007	$1,250,000
3,500,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-B) Daily VRDNs (Children's Hospital of Philadelphia)/(JPMorgan Chase Bank, N.A. and WestLB AG (GTD) LIQs), 3.760%, 4/2/2007	3,500,000
		TOTAL	4,750,000
		Texas--0.3%
1,500,000		Harris County, TX HFDC, (Series 2006A) Daily VRDNs (Methodist Hospital, Harris County, TX), 3.770%, 4/2/2007	1,500,000
		Utah--0.6%
3,100,000		Murray City, Utah Hospital Revenue, (Series 2005B) Daily VRDNs (IHC Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LIQ), 3.770%, 4/2/2007	3,100,000
		TOTAL SHORT-TERM MUNICIPALS (AT COST)	25,545,000
		TOTAL INVESTMENTS--102.4% (IDENTIFIED COST $488,908,828) [5]	513,033,486
		OTHER ASSETS AND LIABILITIES - NET--(2.4)%	(12,321,773)
		TOTAL NET ASSETS--100%	$500,711,713

Securities that are subject to the federal alternative minimum tax (AMT) represent 3.2% of the portfolio as calculated based upon total market value (percentage is unaudited).

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2007, these restricted securities amounted to $12,537,439, which represented 2.5% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At March 31, 2007, these liquid restricted securities amounted to $8,751,160, which represented 1.7% of total net assets.

3 Underlying security in inverse floater structure (See Notes to Financial Statements, Note 2).

4 Current rate and next reset date shown for Variable Rate Demand Notes.

5 The cost of investments for federal tax purposes amounts to $482,625,250.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COP	--Certificates of Participation
EDA	--Economic Development Authority
EDRBs	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
ISD	--Independent School District
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
MFH	--Multi-Family Housing
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2007

Assets:
Total investments in securities, at value (identified cost $488,908,828)		$513,033,486
Cash		83,904
Income receivable		7,273,202
Receivable for shares sold		243,125
TOTAL ASSETS		520,633,717
Liabilities:
Payable for floating rate certificate securities (Note 2)	$6,410,000
Payable for investments purchased	11,925,086
Payable for shares redeemed	718,572
Payable for distribution services fee (Note 5)	24,382
Payable for shareholder services fee (Note 5)	180,132
Income distribution payable	533,227
Accrued expenses	130,605
TOTAL LIABILITIES		19,922,004
Net assets for 47,032,359 shares outstanding		$500,711,713
Net Assets Consist of:
Paid-in capital		$498,081,867
Net unrealized appreciation of investments		24,124,658
Accumulated net realized loss on investments, futures contracts and swap contracts		(21,515,888)
Undistributed net investment income		21,076
TOTAL NET ASSETS		$500,711,713
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($463,073,257 ÷ 43,497,001 shares outstanding), $0.01 par value, 375,000,000 shares authorized		$10.65
Offering price per share (100/95.50 of $10.65) [1]		$11.15
Redemption proceeds per share		$10.65
Class B Shares:
Net asset value per share ($25,128,919 ÷ 2,360,354 shares outstanding), $0.01 par value, 250,000,000 shares authorized		$10.65
Offering price per share		$10.65
Redemption proceeds per share (94.50/100 of $10.65) [1]		$10.06
Class C Shares:
Net asset value per share ($12,509,537 ÷ 1,175,004 shares outstanding), $0.01 par value, 375,000,000 shares authorized		$10.65
Offering price per share		$10.65
Redemption proceeds per share (99.00/100 of $10.65) [1]		$10.54

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended March 31, 2007

Investment Income:
Interest			$26,604,989
Expenses:
Investment adviser fee (Note 5)		$2,596,991
Administrative personnel and services fee (Note 5)		386,978
Custodian fees		37,979
Transfer and dividend disbursing agent fees and expenses		304,312
Directors'/Trustees' fees		14,632
Auditing fees		22,040
Legal fees		14,687
Portfolio accounting fees		144,094
Distribution services fee--Class B Shares (Note 5)		219,736
Distribution services fee--Class C Shares (Note 5)		100,014
Shareholder services fee--Class A Shares (Note 5)		1,082,010
Shareholder services fee--Class B Shares (Note 5)		73,245
Shareholder services fee--Class C Shares (Note 5)		32,028
Share registration costs		40,311
Printing and postage		48,253
Interest and trust expenses (Note 2)		1,444,903
Insurance premiums		8,472
Taxes		31,792
Miscellaneous		5,331
TOTAL EXPENSES		6,607,808
Waivers and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(15,937)
Waiver of shareholder services fee--Class A Shares	(48,394)
Reimbursement of shareholder services fee--Class A Shares	(544,891)
TOTAL WAIVERS AND REIMBURSEMENT		(609,222)
Net expenses			5,998,586
Net investment income			20,606,403
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts:
Net realized gain on investments			2,650,025
Net realized gain on swap contracts			418,596
Net realized loss on futures contracts			(66,712)
Net change in unrealized appreciation of investments			(248,153)
Net change in unrealized appreciation of futures contracts			(129,273)
Net realized and unrealized gain on investments, futures contracts and swap contracts			2,624,483
Net increase from regulatory settlement proceeds (Note 8)			81,708
Change in net assets resulting from operations			$23,312,594

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended March 31	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$20,606,403	$20,998,050
Net realized gain on investments, futures contracts and swap contracts	3,001,909	2,564,314
Net change in unrealized appreciation/depreciation of investments and futures contracts	(377,426)	(4,822,185)
Regulatory settlement proceeds (Note 8)	81,708	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	23,312,594	18,740,179
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(19,404,673)	(19,896,863)
Class B Shares	(1,021,195)	(1,337,097)
Class C Shares	(465,539)	(502,940)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(20,891,407)	(21,736,900)
Share Transactions:
Proceeds from sale of shares	55,366,985	47,759,811
Proceeds from shares issued in connection with the tax-free transfer of assets from Sentinel Tax-Free Income Fund	38,015,553	--
Proceeds from shares issued in connection with the tax-free transfer of assets from North Track Tax-Exempt Fund	--	30,342,940
Net asset value of shares issued to shareholders in payment of distributions declared	14,398,658	14,710,054
Cost of shares redeemed	(92,258,026)	(86,870,064)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	15,523,170	5,942,741
Change in net assets	17,944,357	2,946,020
Net Assets:
Beginning of period	482,767,356	479,821,336
End of period (including undistributed net investment income of $21,076 and $210,076, respectively)	$500,711,713	$482,767,356

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2007

1. ORGANIZATION

Federated Municipal Securities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide for its shareholders a high level of current income which is exempt from federal regular income tax. Interest income from the Fund's investments normally will not be subject to the federal alternative minimum tax for individuals and corporations, but may be subject to state and local taxes.

On October 27, 2006, the Fund received assets from the Sentinel Tax-Free Income Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Sentinel Tax-Free Income Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of Sentinel Tax-Free Income Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
3,559,509	$38,015,553	$685,917	$468,838,638	$38,015,553	$506,854,191

1 Unrealized Appreciation is included in the Sentinel Tax-Free Income Fund Net Assets Received amount shown above.

On April 29, 2005, the Fund received assets from the North Track Tax-Exempt Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	North Track Tax-Exempt Fund Net Assets Received	Unrealized Appreciation [2]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of North Track Tax-Exempt Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
2,817,357	$30,342,940	$2,052,038	$484,680,128	$30,342,940	$515,023,068

2 Unrealized Appreciation is included in the North Track Tax-Exempt Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors. Prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

The Fund may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index, instrument or other measure. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. The swap contracts entered into by the Fund are on a forward settling basis. For the year ended March 31, 2007, the Fund had realized gains of $418,596 on swap contracts.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for hedging purposes to reduce its exposure to interest rate fluctuations.

As of March 31, 2007, the Fund had no outstanding swap contracts.

Futures Contracts

The Fund may periodically sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended March 31, 2007, the Fund had realized losses of $66,712 on futures contracts.

As of March 31, 2007, the Fund had no outstanding futures contracts.

Inverse Floater Structures

The Fund may participate in Secondary Inverse Floater Structures in which fixed-rate, tax-exempt municipal bonds purchased by the Fund are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust which is transferred to the Fund, that is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The Fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the Fund's investments, and the related floating rate notes reflected as Fund liabilities under the caption, "Payable for floating rate certificate securities" in the Statement of Assets and Liabilities. At March 31, 2007, Fund investments with a value of $12,648,036 are held by the trusts and serve as collateral for the $6,410,000 in floating rate certificate securities outstanding at that date. The Fund recorded interest and trust expenses of $1,444,903 for these investments for the year ended March 31, 2007.

While these inverse floater structures are accounted for as secured borrowings, the Fund's Adviser has determined that they do not constitute borrowings for purposes of any fundamental limitation on borrowings that may be applicable to the Fund.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at March 31, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
Kansas City, MO IDA, MFH Revenue Bonds, 6.70% (Woodbridge Apartments Project), 8/1/2015	7/27/1999	$ 605,000
New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC), 3/1/2015	3/15/2005	$3,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended March 31	2007		2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,837,514	$51,454,699	3,900,768	$41,873,753
Shares issued in connection with tax-free transfer of assets from Sentinel Tax-Free Income Fund	3,559,509	38,015,553	--	--
Shares issued in connection with tax-free transfer of assets from North Track Tax-Exempt Fund	--	--	2,817,357	30,342,940
Shares issued to shareholders in payment of distributions declared	1,268,655	13,488,827	1,270,156	13,617,199
Shares redeemed	(7,348,021)	(78,096,860)	(6,594,934)	(70,647,081)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,317,657	$24,862,219	1,393,347	$15,186,811

Year Ended March 31	2007		2006
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	180,210	$1,913,166	194,525	$2,084,689
Shares issued to shareholders in payment of distributions declared	61,142	649,617	74,273	796,449
Shares redeemed	(997,750)	(10,604,649)	(1,204,513)	(12,920,925)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(756,398)	$(8,041,866)	(935,715)	$(10,039,787)

Year Ended March 31	2007		2006
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	187,876	$1,999,120	353,665	$3,801,369
Shares issued to shareholders in payment of distributions declared	24,485	260,214	27,648	296,406
Shares redeemed	(334,898)	(3,556,517)	(308,353)	(3,302,058)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(122,537)	$(1,297,183)	72,960	$795,717
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,438,722	$15,523,170	530,592	$5,942,741

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for discount accretion/premium amortization on debt securities, pass-thru income earned on partnership securities, inverse floater structures, capital loss carryforwards acquired in a merger and differing treatment of regulatory settlement proceeds.

For the year ended March 31, 2007, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
$183,891	$96,004	$(279,895)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2007 and 2006, was as follows:

	2007	2006
Tax-exempt income	$20,891,407	$21,736,900

As of March 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$21,078
Net unrealized appreciation	$23,998,236
Capital loss carryforward	$(21,389,463)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.

At March 31, 2007, the cost of investments for federal tax purposes was $482,625,250. The net unrealized appreciation of investments for federal tax purposes was $23,998,236. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $24,542,191 and net unrealized depreciation from investments for those securities having an excess of cost over value of $543,955.

At March 31, 2007, the Fund had a capital loss carryforward of $21,389,463 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$20,452,295
2009	$ 650,715
2014	$ 286,453

As a result of the tax-free transfer of assets from Sentinel Tax-Free Income Fund, certain capital loss carryfowards listed above may be limited.

The Fund used capital loss carryforwards of $2,917,452 to offset taxable capital gains realized during the year ended March 31, 2007.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to: (a) 0.30% of the average daily net assets of the Fund; and (b) 4.50% of the gross income of the Fund, excluding capital gains or losses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the year ended March 31, 2007, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended March 31, 2007, FSC retained $19,467 of fees paid by the Fund.

Sales Charges

For the year ended March 31, 2007, FSC retained $23,010 in sales charges from the sale of Class A Shares. FSC also retained $3,058 of contingent deferred sales charges relating to redemptions of Class A Shares and $491 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the year ended March 31, 2007, FSSC voluntarily waived $48,394 of its fee and voluntarily reimbursed $544,891 of shareholder services fees. For the year ended March 31, 2007, FSSC received $6,179 of fees paid by the Fund.

Interfund Transactions

During the year ended March 31, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $89,095,000 and $109,190,000, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses (including the distribution (12b-1) fee, but excluding interest and trust expenses (referenced in Note 2)) so that the total operating expenses paid by the Fund's Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and reimbursements) will not exceed 0.87%, 1.76% and 1.76%, respectively, for the fiscal year ending March 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after May 31, 2008.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended March 31, 2007, were as follows:

Purchases	$116,697,109
Sales	$176,588,999

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of March 31, 2007, there were no outstanding loans. During the year ended March 31, 2007, the Fund did not utilize the LOC.

8. REGULATORY SETTLEMENT PROCEEDS

The Fund received $81,708 from Veras Capital Partners in settlement of administrative proceedings involving findings by the Securities and Exchange Commission of market timing and late trading of mutual funds. The settlement is recorded as an increase to Paid-in capital in the accompanying financial statements.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than September 28, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

11. FEDERAL TAX INFORMATION (UNAUDITED)

At March 31, 2007, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

12. SUBSEQUENT EVENT

Beginning June 1, 2007, the Fund will offer Class F Shares.

Report of Independent Registered Public Accounting Firm

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
FEDERATED MUNICIPAL SECURITIES FUND, INC.

We have audited the accompanying statement of assets and liabilities of Federated Municipal Securities Fund, Inc. (the "Fund"), including the portfolio of investments, as of March 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Municipal Securities Fund, Inc. at March 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
May 17, 2007

Board of Directors and Fund Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 DIRECTOR Began serving: September 1976	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: December 1986	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated) Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: July 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: July 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA DIRECTOR Began serving: October 1006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: February 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Previous Positions : Public Relations/Marketing Consultant/Conference Coordinator; National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA DIRECTOR Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Prior to June 2006, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: September 1976	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1985	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 SR. VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

J. Scott Albrecht Birth Date: June 1, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: J. Scott Albrecht has been the Fund's Portfolio Manager since May 1996. He is Vice President of the Fund. Mr. Albrecht joined Federated in 1989. He became a Senior Vice President of the Fund's Adviser in January 2005 and serves as a Vice President of the Fund's Adviser from 1994 through 2004. He has been a Senior Portfolio Manager since 1997 and was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

Evaluation and Approval of Advisory Contract

FEDERATED MUNICIPAL SECURITIES FUND, INC. (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For both the one- and three-year periods ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation rocesses, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contracts, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Municipal Securities Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313913105
Cusip 313913204
Cusip 313913303

8042830 (5/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is
"independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Thomas G. Bigley, John T. Conroy, Jr., Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            (a)   Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $22,000

                  Fiscal year ended 2006 - $20,895

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $81

                  Transfer agent testing.

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $1,616 and $1,509
      respectively.  Fiscal year ended 2007- Fees for review of N-14 merger documents.  Fiscal year ended 2006 - Sarbanes Oxley sec. 302 procedures.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-
approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit
Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The
Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman.  The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the
Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

      (1)         The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment
                  adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides
                  ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;
      (2)         Such services were not recognized by the registrant, the
                  registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity
                  controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the
                  registrant  at the time of the engagement to be non-audit
                  services; and
      (3)         Such services are promptly brought to the attention of the
                  Audit Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit
Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal
Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

            4(b)

            Fiscal year ended 2007 - 0%

            Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2007 - 0%

            Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2007 - 0%

            Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2007 - $173,890

            Fiscal year ended 2006 - $76,768

(h)         The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED MUNICIPAL SECURITIES FUND, INC.

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        MAY 21, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

DATE       May 21, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE   May 21, 2007